Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Virtus Equity Trust
Entity Central Index Key	0000034273
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000199780 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class R6 / VRSGX	$93	1.01%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Growth Fund (Class R6/VRSGX) at NAV(1)	(15.91)%	(1.15)%	6.80%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell 2000® Growth Index	13.56%	8.41%	7.45%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,670,906,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 19,717,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060265 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class I
Trading Symbol	PXSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class I / PXSGX	$103	1.12%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class I/PXSGX) at NAV(1)	(15.98)%	(1.24)%	12.77%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,670,906,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 19,717,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060264 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class C / PSGCX	$193	2.11%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	2.11%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class C/PSGCX) at NAV(1) and with CDSC(2)	(16.81)%	(2.21)%	11.66%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,670,906,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 19,717,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000060263 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Growth Fund
Class Name	Class A
Trading Symbol	PSGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Growth Fund Class A / PSGAX	$128	1.39%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in health care, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection in financials, detracted from performance. The biggest contributors to performance for the 12-month period were Ollie’s Bargain Outlet, Rightmove, AppFolio, PriceSmart, and U.S. Physical Therapy. The biggest detractors from performance during the period were Endava, Morningstar, Onestream, Triumph Financial, and SPS Commerce. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Ollie’s Bargain Outlet	Positive	Ollie’s Bargain Outlet is a discount retailer. The company’s unique business model of offering exceptional value on brand-name products resonated well with cost-conscious consumers during the period. This drove an increase in comparable store sales and an accelerating pace of store expansion.

Rightmove	Positive	Rightmove, a property website in the U.K., reported strong growth in its core marketplace business driven by pricing, product expansion, and a resilient housing market in the U.K.
Endava	Negative	Endava is a provider of near-shore technology services. The company’s performance was negatively impacted by clients’ technological uncertainty and delayed enterprise information technology (IT) spending, particularly in European markets.

Morningstar	Negative	Morningstar, an investment research firm, faced obstacles that dampened the growth of its various product licenses during the reporting period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at NAV(1)	(16.21)%	(1.50)%	12.48%
Virtus KAR Small-Cap Growth Fund (Class A/PSGAX) at POP(2),(3)	(20.82)%	(2.61)%	11.84%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Growth Index	13.56%	8.41%	9.91%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 1,670,906,000
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 19,717,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$1,670,906
Total number of portfolio holdings	26
Total advisory fee paid (‘000s)	$19,717
Portfolio turnover rate as of the end of the reporting period	18%

Holdings [Text Block]
Asset Allocation(1)
Financials	31%
Information Technology	23%
Consumer Discretionary	14%
Communication Services	14%
Industrials	11%
Health Care	6%
Consumer Staples	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060269 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class A
Trading Symbol	PKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class A / PKSAX	$127	1.29%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at NAV(1)	(2.76)%	12.53%	15.82%
Virtus KAR Small-Cap Core Fund (Class A/PKSAX) at POP(2),(3)	(8.11)%	11.26%	15.17%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,099,410,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 16,525,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060271 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class C
Trading Symbol	PKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class C / PKSCX	$196	1.99%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class C/PKSCX) at NAV(1) and with CDSC(2)	(3.44)%	11.72%	14.98%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,099,410,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 16,525,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000060272 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class I
Trading Symbol	PKSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class I / PKSFX	$99	1.00%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class I/PKSFX) at NAV(1)	(2.48)%	12.84%	16.13%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,099,410,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 16,525,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000148845 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Core Fund
Class Name	Class R6
Trading Symbol	VSCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Core Fund Class R6 / VSCRX	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in consumer discretionary, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Index for the fiscal year. Stock selection in industrials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were EMCOR Group, Watts Water Technologies, RBC Bearings, Acushnet, and Rightmove. The biggest detractors from performance during the period were FTI Consulting, Landstar System, CorVel, UFP Technologies, and FactSet Research Systems. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
EMCOR Group	Positive	EMCOR Group, a global leader in commercial mechanical and electrical construction and facilities services, reported solid operating results. The company benefited from strong demand for its U.S. construction services from data center buildouts as well as other end markets.

Watts Water Technologies	Positive	Watts Water Technologies is a manufacturing company that produces valves for plumbing and heating. The company’s stock price benefited from reporting organic growth driven by customers placing orders ahead of anticipated tariffs.

FTI Consulting	Negative	FTI Consulting, a global business advisory firm, underperformed after the company reported a quarter with flat revenues due to certain segments growing while others declined. The company also saw lower net profit margins due to higher compensation costs.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Core Fund (Class R6/VSCRX) at NAV(1)	(2.41)%	12.93%	16.23%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Index	10.76%	11.56%	9.77%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,099,410,000
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 16,525,000
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,099,410
Total number of portfolio holdings	28
Total advisory fee paid (‘000s)	$16,525
Portfolio turnover rate as of the end of the reporting period	13%

Holdings [Text Block]
Asset Allocation(1)
Industrials	43%
Financials	27%
Consumer Discretionary	11%
Materials	5%
Communication Services	4%
Health Care	4%
Information Technology	2%
Other (includes short-term investment)	4%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199781 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class R6
Trading Symbol	VCGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class R6 / VCGRX	$77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Capital Growth Fund (Class R6/VCGRX) at NAV(1)	11.85%	8.53%	11.84%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell 1000® Growth Index	25.53%	17.58%	17.79%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 688,708,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,602,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060276 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class I
Trading Symbol	PLXGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class I / PLXGX	$104	0.98%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class I/PLXGX) at NAV(1)	11.58%	8.25%	14.10%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 688,708,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,602,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060275 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class C
Trading Symbol	SSTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class C / SSTFX	$211	2.01%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class C/SSTFX) at NAV(1) and with CDSC(2)	10.44%	7.15%	13.00%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 688,708,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,602,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000060273 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Capital Growth Fund
Class Name	Class A
Trading Symbol	PSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Capital Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Capital Growth Fund Class A / PSTAX	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in consumer staples, as well as an underweight in energy, contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection in consumer discretionary, as well as stock selection in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, NVIDIA, Netflix, Shopify, and Meta Platforms. The biggest detractors from performance during the period were The Trade Desk, Fair Isaac, Zoetis, Gartner, and Danaher. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

NVIDIA	Positive	NVIDIA is a technology company that designs and manufactures computer graphics processors (GPUs), chipsets, and multimedia software for a wide range of markets. The company’s stock performance was remarkable, underpinned by explosive demand for AI infrastructure. The company’s dominance in GPU architecture and expanding software stack drove outsized earnings growth during the period.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.

Fair Issac	Negative	Fair Isaac is an analytics software company known for its FICO score. The company’s performance was challenged by slowing demand for credit scoring products and increased competition in analytics platforms. Elevated spending on research and development also pressured the company’s profitability during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Capital Growth Fund (Class A/PSTAX) at NAV(1)	11.28%	8.02%	13.91%
Virtus KAR Capital Growth Fund (Class A/PSTAX) at POP(2),(3)	5.16%	6.81%	13.26%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 688,708,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 4,602,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$688,708
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$4,602
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	30%
Consumer Discretionary	19%
Communication Services	16%
Financials	12%
Health Care	10%
Industrials	9%
Materials	2%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060285 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class A
Trading Symbol	PDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class A / PDIAX	$132	1.26%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class A/PDIAX) at NAV(1)	9.43%	9.59%	10.35%
Virtus KAR Equity Income Fund (Class A/PDIAX) at POP(2),(3)	3.42%	8.35%	9.73%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Value Index	9.44%	13.88%	10.72%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	9.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 170,775,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 737,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.

C000060287 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class C
Trading Symbol	PGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class C / PGICX	$209	2.00%

Expenses Paid, Amount	$ 209
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $10,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.(2)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class C/PGICX) at NAV(1) and with CDSC(2)	8.66%	8.77%	9.53%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Value Index	9.44%	13.88%	10.72%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	9.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 170,775,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 737,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.

C000060288 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class I
Trading Symbol	PXIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class I / PXIIX	$106	1.01%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Equity Income Fund (Class I/PXIIX) at NAV(1)	9.78%	9.87%	10.63%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 1000® Value Index	9.44%	13.88%	10.72%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	9.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Performance Table Market Index Changed [Text Block]
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.

Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 170,775,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 737,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.

C000199782 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Equity Income Fund
Class Name	Class R6
Trading Symbol	VECRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Equity Income Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Equity Income Fund Class R6 / VECRX	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection and an overweight in information technology, as well as stock selection and an underweight in health care, contributed to performance relative to the Russell 1000® Value Index for the fiscal year. Stock selection and an underweight in financials, as well as stock selection and an underweight in communication services, detracted from performance. The biggest contributors to performance for the 12-month period were Broadcom, BAE Systems, Amphenol, Zurich Insurance Group, and Cisco Systems. The biggest detractors from performance during the period were Eastman Chemical Company, Merck, Watsco, Flowers Foods, and Omnicom Group. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Broadcom	Positive	Broadcom is a global technology company that designs, develops, and supplies both semiconductor and infrastructure software solutions. The company’s stock outperformed due to the general bullishness around artificial intelligence (AI) stocks, as well as the company’s progress in partnering with hyperscalers to develop their in-house AI chips. Hyperscalers are companies that provide cloud computing and data management services to large organizations.

BAE Systems	Positive	BAE Systems is a global defense, security, and aerospace company that provides products and services across air, land, sea, space, and cyber domains. The company benefited from an increase in global defense spending. BAE raised its full-year earnings guidance during the period, and the combination of a multi-decade order backlog and the company’s consistent execution drove investor confidence about the business.

Eastman Chemical Company	Negative	Eastman, a global specialty materials company, faced headwinds in growing its business, including weak consumer demand. The company’s specialty chemicals segment struggled to gain meaningful traction and deliver consistent results. Given our diminished confidence in the business’s long-term outlook, we exited our position.

Merck	Negative	Merck, a global health care company, struggled during the reporting period. Concerns about its Keytruda and Gardasil drugs hindered the company’s performance. Given the uncertainty that developed and the longer-than-expected timeframe to get the business growing again, we sold our shares in June.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
Effective April 28, 2025 the style-specific benchmark changed from the MSCI USA High Dividend Yield Index (net) to the Russell 1000® Value Index. The new benchmark is a more suitable representation of the Fund’s investment strategy.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Equity Income Fund (Class R6/VECRX) at NAV(1)	9.83%	9.91%	8.22%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell 1000® Value Index	9.44%	13.88%	9.88%
MSCI USA High Dividend Yield Index (net)	4.98%	10.13%	7.00%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Material Change Date	Jul. 28, 2025
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 170,775,000
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 737,000
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$170,775
Total number of portfolio holdings	42
Total advisory fee paid (‘000s)	$737
Portfolio turnover rate as of the end of the reporting period	47%

Holdings [Text Block]
Asset Allocation(1)
Financials	20%
Information Technology	17%
Industrials	16%
Health Care	11%
Consumer Staples	10%
Utilities	9%
Consumer Discretionary	5%
Other (includes securities lending collateral)	12%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective July 28, 2025, a new expense limitation of 0.78% went into effect for Class R6 shares.
Effective as of the close of business on September 12, 2025, Virtus KAR Global Quality Dividend Fund, formerly a series of Virtus Equity Trust, was merged with and into Virtus KAR Equity Income Fund, a separate series of Virtus Equity Trust.

Material Fund Change Expenses [Text Block]	Effective July 28, 2025, a new expense limitation of 0.78% went into effect for Class R6 shares.
C000224195 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class R6
Trading Symbol	VTARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class R6 / VTARX	$62	0.60%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (October 20, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus Tactical Allocation Fund (Class R6/VTARX) at NAV(1)	7.41%	4.76%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.40)%
MSCI All Country World Index (net)	17.27%	13.09%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.18%
Russell 1000® Growth Index	25.53%	17.20%
Tactical Allocation Fund Linked Benchmark	15.17%	9.04%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Oct. 20, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 634,528,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 3,033,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000211088 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class I
Trading Symbol	VTAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class I / VTAIX	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (January 29, 2019). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus Tactical Allocation Fund (Class I/VTAIX) at NAV(1)	7.22%	5.24%	9.73%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	13.21%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.55%
Russell 1000® Growth Index	25.53%	17.58%	21.23%
Tactical Allocation Fund Linked Benchmark	15.17%	9.25%	11.73%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 29, 2019
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 634,528,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 3,033,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000060293 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class C
Trading Symbol	POICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class C / POICX	$180	1.75%

Expenses Paid, Amount	$ 180
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class C/POICX) at NAV(1) and with CDSC(2)	6.23%	4.22%	7.59%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Tactical Allocation Fund Linked Benchmark	15.17%	9.25%	10.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 634,528,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 3,033,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000060291 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Tactical Allocation Fund
Class Name	Class A
Trading Symbol	NAINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus Tactical Allocation Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Tactical Allocation Fund Class A / NAINX	$102	0.99%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
In the Fund’s U.S. equity portfolio, underweight positions in consumer staples and energy contributed to performance relative to the Russell 1000® Growth Index for the fiscal year. Stock selection and an overweight in industrials, as well as stock selection in consumer discretionary, detracted from performance. In the Fund’s international equity portfolio, stock selection in health care and an underweight in real estate contributed to performance relative to the MSCI All Country World ex USA SMID Cap Index (net) for the fiscal year. Stock selection in information technology, as well as stock selection and an overweight in communication services, detracted from performance. In the Fund’s fixed income portfolio, sector allocation and issue selection contributed to performance relative to the Bloomberg U.S. Aggregate Bond Index for the 12-month period. The portfolio’s yield curve positioning (a measure of the portfolio’s sensitivity to interest rates), which emphasized longer-term U.S. Treasuries, detracted from performance relative to the benchmark during the period. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol The Trade Desk	Positive Negative	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks

The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
Haw Par FDM Group	Positive Negative	Haw Par is an investment holding company listed in Singapore. The company announced a substantial special dividend in the first quarter of 2025, which bolstered share performance.

FDM Group is a U.K.-based information technology (IT) services company. The company experienced a period of weak demand following a surge in demand for IT services during the COVID-19 pandemic.
Underweighting U.S. Treasuries U.S. Treasuries yield curve positioning	Positive Negative	The Fund’s underweight to U.S. Treasuries had a positive impact on performance, as spread sectors posted positive returns during the period. Spread sectors are investments other than risk-free government debt.

More of the Fund’s U.S. Treasury holdings were allocated to the longer end of the yield curve (or longer duration), which underperformed the shorter areas of the curve (or shorter duration) during the period.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market indexes and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus Tactical Allocation Fund (Class A/NAINX) at NAV(1)	7.04%	5.01%	8.42%
Virtus Tactical Allocation Fund (Class A/NAINX) at POP(2),(3)	1.15%	3.83%	7.81%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World ex USA Small Mid Cap Index (net)	17.23%	9.67%	8.03%
Russell 1000® Growth Index	25.53%	17.58%	18.83%
Tactical Allocation Fund Linked Benchmark	15.17%	9.25%	10.59%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 634,528,000
Holdings Count | Holding	372
Advisory Fees Paid, Amount	$ 3,033,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$634,528
Total number of portfolio holdings	372
Total advisory fee paid (‘000s)	$3,033
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Asset Allocation(1)
Common Stocks		64%
Information Technology	15%
Industrials	11%
Communication Services	11%
All Other Common Stocks	27%
Corporate Bonds and Notes		10%
Financials	5%
Energy	1%
Utilities	1%
All Other Corporate Bonds and Notes	3%
Affiliated Mutual Funds		13%
Mortgage-Backed Securities		6%
U.S. Government Securities		5%
Foreign Government Securities		2%
Total		100%
(1)	Percentage of total investments as of September 30, 2025.

C000060294 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class A
Trading Symbol	PHSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class A / PHSKX	$126	1.26%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at NAV(1)	0.23%	0.98%	12.87%
Virtus KAR Mid-Cap Growth Fund (Class A/PHSKX) at POP(2),(3)	(5.28)%	(0.16)%	12.23%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 928,453,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 8,516,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060296 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class C
Trading Symbol	PSKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class C / PSKCX	$203	2.04%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.04%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class C/PSKCX) at NAV(1) and with CDSC(2)	(0.53)%	0.19%	12.00%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visithttps://www.virtus.com/mutual-funds-monthly-performancefor performance data current to the most recent month end.
Net Assets	$ 928,453,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 8,516,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000060297 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class I
Trading Symbol	PICMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class I / PICMX	$103	1.03%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Growth Fund (Class I/PICMX) at NAV(1)	0.48%	1.21%	13.12%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Growth Index	22.02%	11.26%	13.37%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 928,453,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 8,516,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199783 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Growth Fund Class R6 / VRMGX	$83	0.83%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as an underweight in materials, contributed to performance relative to the Russell Midcap® Growth Index for the fiscal year. Stock selection in information technology, as well as stock selection and an underweight in consumer discretionary, detracted from performance. The biggest contributors to performance for the 12-month period were Amphenol, Cloudflare, Celsius, MercadoLibre, and IDEXX Laboratories. The biggest detractors from performance during the period were Gartner, The Trade Desk, Vertex, Freshpet, and Fair Isaac. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Amphenol	Positive	Amphenol, a provider of high-technology interconnect, sensor, and antenna solutions, saw strong demand for its products in the artificial intelligence (AI)-related buildout of data centers. The company also saw strong growth elsewhere in its business, particularly in defense, industrial, and communication networks.

Cloudflare	Positive	Cloudflare provides security, performance, and reliability for internet-based properties through a global network. Cloudflare’s results reflected strong execution across its product portfolio. The company demonstrated an ability to scale up its customer base while maintaining high gross profit margins.

Gartner	Negative	Gartner is a research and advisory company that provides technology-related insights, analysis, and consulting to business leaders to help them make strategic decisions. Gartner’s results were impacted by weaker client retention and slower growth in consulting revenues.

The Trade Desk	Negative	The Trade Desk is a technology company that provides a platform for advertisers to buy digital media using a programmatic advertising model. The company’s shares declined due to cautious spending by advertisers and increased competition in programmatic channels.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Growth Fund (Class R6/VRMGX) at NAV(1)	0.68%	1.41%	10.15%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell Midcap® Growth Index	22.02%	11.26%	11.90%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 928,453,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 8,516,000
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$928,453
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$8,516
Portfolio turnover rate as of the end of the reporting period	27%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	31%
Consumer Discretionary	20%
Health Care	15%
Industrials	14%
Financials	9%
Consumer Staples	5%
Communication Services	4%
Other	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000176670 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class R6
Trading Symbol	VQSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class R6 / VQSRX	$89	0.89%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (November 3, 2016). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Cap Value Fund (Class R6/VQSRX) at NAV(1)	(0.58)%	7.58%	9.12%
FT Wilshire 5000 Index	17.46%	15.96%	15.51%
Russell 2000® Value Index	7.88%	14.59%	9.01%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Nov. 03, 2016
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 759,907,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,574,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060300 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class I
Trading Symbol	PXQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class I / PXQSX	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class I/PXQSX) at NAV(1)	(0.67)%	7.51%	9.36%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Value Index	7.88%	14.59%	9.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 759,907,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,574,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000060299 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class C
Trading Symbol	PQSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class C / PQSCX	$197	1.99%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class C/PQSCX) at NAV(1) and with CDSC(2)	(1.66)%	6.43%	8.27%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Value Index	7.88%	14.59%	9.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 759,907,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,574,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000060298 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Cap Value Fund
Class Name	Class A
Trading Symbol	PQSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Cap Value Fund Class A / PQSAX	$121	1.22%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in energy, as well as an underweight in real estate, contributed to performance relative to the Russell 2000® Value Index for the fiscal year. Stock selection and an underweight in materials, as well as stock selection and an underweight in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Construction Partners, Armstrong World Industries, Houlihan Lokey, The Cheesecake Factory, and JBT Marel. The biggest detractors from performance during the period were Azenta, Landstar System, Albany International, Watsco, and CSW Industrials. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Construction Partners	Positive	Construction Partners, a leading civil infrastructure company, benefited from robust revenue growth and better profitability driven by strong road infrastructure spending and significant acquisition activity.

Armstong World Industries	Positive	Armstrong World Industries is a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings. The company reported better-than-expected operating results despite challenging market conditions during the reporting period.

Azenta	Negative	Azenta is a provider of life sciences services. While the company’s core business was solid during the reporting period, its acquisition strategy raised concerns about whether the new management team would be able to successfully turn the business around. As a result, we exited our position.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at NAV(1)	(0.88)%	7.24%	9.09%
Virtus KAR Small-Cap Value Fund (Class A/PQSAX) at POP(2),(3)	(6.33)%	6.04%	8.47%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell 2000® Value Index	7.88%	14.59%	9.23%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 759,907,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount	$ 5,574,000
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$759,907
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$5,574
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Asset Allocation(1)
Industrials	41%
Financials	29%
Consumer Discretionary	13%
Consumer Staples	5%
Health Care	4%
Materials	4%
Real Estate	3%
Other (includes short-term investment)	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000077895 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class A
Trading Symbol	VMACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class A / VMACX	$119	1.20%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at NAV(1)	(1.08)%	9.34%	11.87%
Virtus KAR Mid-Cap Core Fund (Class A/VMACX) at POP(2),(3)	(6.52)%	8.11%	11.24%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Index	11.11%	12.66%	11.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,685,250,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 18,991,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000077896 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class C
Trading Symbol	VMCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class C / VMCCX	$193	1.95%

Expenses Paid, Amount	$ 193
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class C/VMCCX) at NAV(1) and with CDSC(2)	(1.82)%	8.52%	11.04%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Index	11.11%	12.66%	11.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,685,250,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 18,991,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000077897 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class I
Trading Symbol	VIMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class I / VIMCX	$95	0.95%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus KAR Mid-Cap Core Fund (Class I/VIMCX) at NAV(1)	(0.84)%	9.61%	12.15%
FT Wilshire 5000 Index	17.46%	15.96%	14.89%
Russell Midcap® Index	11.11%	12.66%	11.39%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,685,250,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 18,991,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199784 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Mid-Cap Core Fund
Class Name	Class R6
Trading Symbol	VRMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Mid-Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Mid-Cap Core Fund Class R6 / VRMCX	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in materials, as well as an underweight in real estate, contributed to performance relative to the Russell Midcap® Index for the fiscal year. Stock selection and an underweight in health care, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Houlihan Lokey, Teledyne Technologies, LPL Financial, HEICO, and EMCOR Group. The biggest detractors from performance during the period were Cooper Companies, Align Technology, Exponent, FactSet Research Systems, and Old Dominion Freight Line. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Houlihan Lokey	Positive	Houlihan Lokey, a global investment bank, saw sustained demand for financial advisory services, with broad-based growth in fees and profits.
Teledyne Technologies	Positive	Teledyne Technologies provides technologies to sense, transmit and analyze information across industrial growth markets including aerospace and defense, factory automation, environmental monitoring, electronics design and development, medical imaging, and pharmaceutical research, among others. The company experienced double-digit revenue growth during the reporting period.

Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Align Technology	Negative	Align Technology is a medical device company that designs, manufactures, and markets digital treatment solutions for orthodontics and restorative dentistry. Consumer sensitivity to interest rates has temporarily driven many patients to less costly brackets and wires, but fittings for aligners were up and the demand in the market continued to be solid.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (January 30, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Mid-Cap Core Fund (Class R6/VRMCX) at NAV(1)	(0.75)%	9.70%	9.49%
FT Wilshire 5000 Index	17.46%	15.96%	13.32%
Russell Midcap® Index	11.11%	12.66%	9.65%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Jan. 30, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,685,250,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 18,991,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,685,250
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$18,991
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]
Asset Allocation(1)
Industrials	44%
Financials	22%
Information Technology	15%
Consumer Discretionary	9%
Health Care	9%
Short-Term Investment	1%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199121 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class R6
Trading Symbol	VKSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class R6 / VKSRX	$88	0.89%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (March 7, 2018). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class R6/VKSRX) at NAV(1)	(2.70)%	7.47%	10.40%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,145,975,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,807,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199120 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class I
Trading Symbol	VKSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class I / VKSIX	$97	0.98%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (March 7, 2018). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class I/VKSIX) at NAV(1)	(2.81)%	7.39%	10.32%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,145,975,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,807,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000199119 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class C
Trading Symbol	VKSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class C / VKSCX	$196	2.00%

Expenses Paid, Amount	$ 196
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (March 7, 2018). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class C/VKSCX) at NAV(1) and with CDSC(2)	(3.81)%	6.30%	9.20%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,145,975,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,807,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000199118 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Core Fund
Class Name	Class A
Trading Symbol	VKSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Core Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Core Fund Class A / VKSAX	$122	1.24%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in financials, as well as an underweight in real estate, contributed to performance relative to the Russell 2500™ Index for the fiscal year. Stock selection in industrials, as well as stock selection in information technology, detracted from performance. The biggest contributors to performance for the 12-month period were Interactive Brokers Group, W. R. Berkley, LPL Financial, Allegion Public, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Cooper Companies, Charles River Laboratories International, Teradyne, Saia, and Exponent. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Interactive Brokers Group	Positive	Interactive Brokers Group, a global electronic brokerage firm, posted strong performance, supported by consistent client account growth, client equity growth, and elevated trading activity.
W. R. Berkley	Positive	Underwriting profitability for W. R. Berkley, a global insurance holding company, remained excellent and premium growth was healthy despite rate pressure in the property market.
Cooper Companies	Negative	Cooper Companies is a global medical device company. The product mix in the company’s lens segment created pressure on profit margins, and slightly lower market growth in contact lenses created weakness in the company’s stock price.

Charles River Laboratories International	Negative	Charles River Laboratories is a leading drug discovery and non-clinical development company. Structural changes in the contract research organizations (CRO) industry combined with ongoing biotech funding issues have created uncertainty in the company’s investment thesis. We sold the Fund’s shares earlier this year.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (March 7, 2018) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	Since Inception
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at NAV(1)	(3.05)%	7.11%	10.03%
Virtus KAR Small-Mid Cap Core Fund (Class A/VKSAX) at POP(2),(3)	(8.38)%	5.90%	9.21%
FT Wilshire 5000 Index	17.46%	15.96%	13.93%
Russell 2500™ Index	10.16%	12.09%	8.68%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Mar. 07, 2018
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 2,145,975,000
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 15,807,000
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$2,145,975
Total number of portfolio holdings	31
Total advisory fee paid (‘000s)	$15,807
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]
Asset Allocation(1)
Industrials	31%
Financials	21%
Consumer Discretionary	20%
Information Technology	20%
Health Care	5%
Consumer Staples	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000209770 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class A
Trading Symbol	SGAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class A / SGAAX	$127	1.26%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class A shares including any applicable sales charges or fees. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class A/SGAAX) at NAV(1)	2.36%	5.04%	11.22%
Virtus SGA Global Growth Fund (Class A/SGAAX) at POP(2),(3)	(3.27)%	3.86%	10.59%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 221,517,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,786,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000209771 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class C
Trading Symbol	SGACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class C / SGACX	$203	2.01%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class C shares. It assumes a $10,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class C/SGACX) at NAV(1) and with CDSC(2)	1.60%	4.26%	10.38%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 221,517,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,786,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
Effective on January 21, 2026 (the “Closing Date”), Class C shares of the Fund will no longer be available for purchase by new or existing shareholders, except by existing shareholders through certain qualifying transactions. Shareholders who own Class C shares as of the Closing Date may continue to hold such shares until they convert to Class A shares, as described in the Statutory Prospectus or other written notice. All other Class C share characteristics, including but not limited to 12b-1 plan fees, contingent deferred sales charges, and shareholder service fees, will remain unchanged.

C000209768 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class I
Trading Symbol	SGAPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class I / SGAPX	$102	1.01%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class I shares. It assumes a $100,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class I/SGAPX) at NAV(1)	2.60%	5.30%	11.39%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 221,517,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,786,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000209769 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus SGA Global Growth Fund
Class Name	Class R6
Trading Symbol	SGARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus SGA Global Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus SGA Global Growth Fund Class R6 / SGARX	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
Stock selection is expected to be the primary driver of the Fund’s returns, while sector allocation effects are purely a byproduct of our fundamental, bottom-up investment process. The Fund underperformed the MSCI All Country World Index (net) (the “Index”) for the period. Within the Index, short-term beneficiaries of artificial intelligence (AI) data center capacity buildout outperformed, while factors correlated with our approach, such as quality and sales stability, lagged. Stock selection within the health care, information technology, financials, consumer discretionary, and industrials sectors detracted most from relative returns. Sector allocations contributed to relative returns, driven by an overweight exposure to information technology, an underweight exposure to consumer staples, and a lack of exposure to materials, energy, and real estate. The Fund’s overweight in health care detracted. The five largest contributors to Fund performance were Nvidia, Microsoft, Amazon, Taiwan Semiconductor Manufacturing, and Meta. The five largest detractors from Fund performance were ICON, Novo Nordisk, UnitedHealth, Danaher, and Infosys. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Nvidia	Positive	The company continued to benefit from the buildout of infrastructure to support AI.
Microsoft	Positive	Continued strong revenue growth from Azure, Microsoft’s cloud computing platform, as well as strength across business segments reflected demand for both AI and non-AI workloads.
ICON	Negative	ICON is a global contract research organization that provides outsourced clinical development and health care intelligence services to pharmaceutical, biotechnology, and medical device companies. Limited visibility into a recovery in customer demand weighed on the stock during the reporting period.

Novo Nordisk	Negative	Unlicensed production of Novo Nordisk’s weight loss drugs by direct-to-consumer pharmacies, as well as the disclosure of potential risks for new drugs in development, led to the deterioration of growth expectations for the company.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of Class R6 shares. It assumes a $2,500,000 initial investment at the beginning of the first fiscal year, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	5 Years	10 Years
Virtus SGA Global Growth Fund (Class R6/SGARX) at NAV(1)	2.68%	5.48%	11.68%
MSCI All Country World Index (net)	17.27%	13.54%	11.91%
MSCI All Country World Growth Index (net)	22.21%	13.25%	14.34%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 221,517,000
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 1,786,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$221,517
Total number of portfolio holdings	33
Total advisory fee paid (‘000s)	$1,786
Portfolio turnover rate as of the end of the reporting period	37%

Holdings [Text Block]
Asset Allocation(1)
Information Technology	37%
Financials	18%
Consumer Discretionary	15%
Health Care	10%
Communication Services	10%
Industrials	8%
Securities Lending Collateral	2%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000223338 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class R6
Trading Symbol	VRKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class R6 / VRKSX	$99	0.99%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (December 8, 2020). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class R6/VRKSX) at NAV(1)	(0.71)%	2.21%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 7,570,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000223337 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class I
Trading Symbol	VIKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class I / VIKSX	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (December 8, 2020). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class I/VIKSX) at NAV(1)	(0.81)%	2.15%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 7,570,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000223336 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class C
Trading Symbol	VCKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class C / VCKSX	$203	2.05%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.05%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (December 8, 2020). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class C/VCKSX) at NAV(1) and with CDSC(2)	(1.77)%	1.14%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 7,570,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000223339 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Growth Fund
Class Name	Class A
Trading Symbol	VAKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Growth Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Growth Fund Class A / VAKSX	$129	1.30%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. Stock selection in consumer staples, as well as stock selection and an underweight in consumer discretionary, contributed to performance relative to the Russell 2500™ Growth Index for the fiscal year. Stock selection in industrials and in financials detracted from performance. The biggest contributors to performance for the 12-month period were Celsius, HEICO, Teledyne Technologies, Ollie’s Bargain Outlet, and Rightmove. The biggest detractors from performance during the period were FactSet Research Systems, Saia, POOLCORP, TransUnion, and Tyler Technologies. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Celsius	Positive	Celsius is a global beverage company that develops, markets, and distributes functional energy drinks. The company produced exceptional performance fueled by sustained momentum in the energy drink category and the successful integration of its recent acquisition.

HEICO	Positive	HEICO designs, manufactures, and sells aerospace, defense, and electronics products and services. Solid organic growth in both of HEICO’s business segments, combined with successful integrations of acquired companies, helped increase profit margins.

FactSet Research Systems	Negative	FactSet, a financial data, analytics, and technology company, faced challenges due to lower profit margins from increased technology investment and slower client expansion, particularly in European markets.

Saia	Negative	Saia is a transportation company that provides less-than-truckload (LTL), non-asset truckload, and third-party logistics services across North America. The sluggish trucking market put downward pressure on the company’s revenue and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (December 8, 2020) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at NAV(1)	(1.09)%	1.88%
Virtus KAR Small-Mid Cap Growth Fund (Class A/VAKSX) at POP(2),(3)	(6.53)%	0.69%
FT Wilshire 5000 Index	17.46%	13.80%
Russell 2500™ Growth Index	12.62%	3.95%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Dec. 08, 2020
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 7,570,000
Holdings Count | Holding	29
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$7,570
Total number of portfolio holdings	29
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	24%

Holdings [Text Block]
Asset Allocation(1)
Industrials	33%
Information Technology	20%
Health Care	15%
Financials	13%
Consumer Discretionary	7%
Communication Services	7%
Consumer Staples	5%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000229070 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	VKSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class A / VKSDX	$115	1.17%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class A shares from inception (August 3, 2021) including any applicable sales charges or fees. It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(2)“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.(3)“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at NAV(1)	(2.59)%	0.92%
Virtus KAR Small-Mid Cap Value Fund (Class A/VKSDX) at POP(2),(3)	(7.95)%	(0.44)%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)	“POP” (Public Offering Price) total returns include the effect of the maximum front-end 5.50% sales charge.
(3)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. A CDSC may be imposed on certain redemptions of Class A shares made within 18 months of a finder’s fee being paid.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 5,556,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000229071 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class C
Trading Symbol	VKSEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred from the beginning of the reporting period through the date of issuance of this report.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class C / VKSEX	$189	1.92%

Expenses Paid, Amount	$ 189
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class C shares from inception (August 3, 2021). It assumes a $10,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $10,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class C/VKSEX) at NAV(1) and with CDSC(2)	(3.45)%	0.14%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.
(2)
“CDSC” (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of time of purchase. CDSC for all Class C shares are 1% within the first year and 0% thereafter.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 5,556,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

Material Fund Change [Text Block]
Material Fund Changes
On January 26, 2026, Class C of the Fund will be eliminated as a share class and existing Class C shares of the Fund will be converted to Class A shares of the Fund. Shareholders holding Class C shares at the time of the conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class C shares immediately prior to the conversion. No sales charges will be imposed in connection with this conversion, and the conversion is not expected to be treated as a taxable event by the U.S. Internal Revenue Service.

C000229072 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class I
Trading Symbol	VKSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class I / VKSFX	$91	0.92%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class I shares from inception (August 3, 2021). It assumes a $100,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $100,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class I/VKSFX) at NAV(1)	(2.51)%	1.15%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 5,556,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.

C000229069 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus KAR Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	VKSGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Virtus KAR Small-Mid Cap Value Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus KAR Small-Mid Cap Value Fund Class R6 / VKSGX	$81	0.82%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
What factors impacted Fund performance over the reporting period?
The Fund utilizes an actively managed, bottom-up fundamental research approach to identify a select group of companies believed by the Fund’s portfolio managers to possess sustainable competitive advantages. As such, the performance of the Fund is expected to be primarily determined by market reactions, both positive and negative, to activity related to these companies. An underweight in real estate, as well as an overweight and stock selection in financials, contributed to performance relative to the Russell 2500™ Value Index for the fiscal year. Stock selection and an underweight in information technology, as well as stock selection and an overweight in industrials, detracted from performance. The biggest contributors to performance for the 12-month period were Armstrong World Industries, LPL Financial, W. R. Berkley, RBC Bearings, and Zurn Elkay Water Solutions. The biggest detractors from performance during the period were Teradyne, Landstar System, TransUnion, H.B. Fuller Company, and CorVel. The following table outlines key factors that materially affected the Fund’s performance during the reporting period.
FACTOR	IMPACT	SUMMARY
Armstrong World Industries	Positive	Armstrong World Industries, a global designer and manufacturer of innovative ceiling and wall system solutions for commercial and residential buildings, reported better-than-expected operating results despite challenging market conditions.

LPL Financial	Positive	LPL Financial, a large, independent broker-dealer and wealth management firm, benefited from net new advisor market share gains and resilient asset flows despite economic and market volatility.
Teradyne	Negative	Teradyne designs, develops, and manufactures automated test equipment and advanced robotics systems. The company’s stock underperformed due to weaker demand for testers for mobility, automotive, and industrial applications as customers evaluated tariff impacts on demand for chips.

Landstar System	Negative	Landstar System uses a network of independent agents, third-party providers and employees to provide integrated transportation management solutions. The anemic trucking market continued to put downward pressure on the company’s revenues and profits.
The preceding information is the opinion of portfolio management only through the end of the period stated. Any such opinions are subject to change at any time based upon market or other conditions and should not be relied upon as investment advice. Performance figures assume reinvestment of distributions and exclude the effect of sales charges. Performance data quoted represents past results. Past performance is no guarantee of future results, and there is no guarantee that market forecasts will be realized.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]
How has the Fund historically performed?
The following graph compares the initial and subsequent account values at the end of each of the most recently completed fiscal years of Class R6 shares from inception (August 3, 2021). It assumes a $2,500,000 initial investment from inception, in appropriate broad-based securities market and style-specific indexes for the same period. Performance assumes reinvestment of dividends and capital gain distributions.
GROWTH OF $2,500,000
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS for periods ended 9/30/25	1 Year	Since Inception
Virtus KAR Small-Mid Cap Value Fund (Class R6/VKSGX) at NAV(1)	(2.37)%	1.25%
FT Wilshire 5000 Index	17.46%	11.11%
Russell 2500™ Value Index	9.00%	6.32%
(1)	“NAV” (Net Asset Value) total returns do not include the effect of any sales charge.

Performance Inception Date	Aug. 03, 2021
No Deduction of Taxes [Text Block]	The above table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares.
Updated Performance Information Location [Text Block]	Please visit https://www.virtus.com/mutual-funds-monthly-performance for performance data current to the most recent month end.
Net Assets	$ 5,556,000
Holdings Count | Holding	30
Advisory Fees Paid, Amount
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of September 30, 2025)
Fund net assets (‘000s)	$5,556
Total number of portfolio holdings	30
Total advisory fee paid (‘000s)	$-
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]
Asset Allocation(1)
Industrials	42%
Financials	23%
Consumer Discretionary	13%
Consumer Staples	8%
Health Care	5%
Information Technology	3%
Real Estate	3%
Other	3%
Total	100%
(1)	Percentage of total investments as of September 30, 2025.